Financial Instruments - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Measured at amortized cost:
Short-term secured borrowings	$ 151,400	$ 104,000
Accounts payables and other payables (including related parties)	305,755	222,739
Long-term unsecured borrowings (including current portion)	52,500	58,500
Lease liabilities (including current and noncurrent)	15,860	10,454
Guarantee deposits	55,215	5,765
Total	580,730	401,458
Unsecured Borrowings
Measured at amortized cost:
Short-term unsecured borrowings	0	0	$ 57,339
Secured Borrowings
Measured at amortized cost:
Short-term secured borrowings	$ 151,400	$ 104,000	$ 164,000